Commitments and Contingencies (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payments under operating and capital leases
Year ending December 31,	Operating Leases	Capital Leases
2021	$4,582	$2,568
2022	4,122	1,168
2023	3,621	92
2024	3,342	57
2025	769	—
	16,436	3,885
Less: amount representing interest	—	(302)
Total lease obligations	16,436	3,583
Current portion	(4,582)	(2,331)
Noncurrent portion	$11,854	$1,252

Year ending December 31,	Operating Leases	Capital Leases
2020	$4,384	$3,461
2021	4,505	2,480
2022	4,042	1,085
2023	3,541	29
2024	3,322	—
Thereafter	769	—
	20,563	7,055
Less: amount representing interest	—	(729)
Total lease obligations	20,563	6,326
Current portion	(4,384)	(2,981)
Noncurrent portion	$16,179	$3,345